LOANS AND OTHER FINANCING (Tables)	12 Months Ended
Dec. 31, 2021
LOANS AND OTHER FINANCING
Summary of composition of loan portfolio

As of December 31, 2021 and 2020 the composition of the loan portfolio is as follows:

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2021
Promissory notes	37,128,510	672,216	173,348	37,974,074
Unsecured corporate loans	11,278,606	432,712	1,338,004	13,049,322
Overdrafts	4,941,421	139,929	117,054	5,198,404
Mortgage loans	14,335,616	1,211,860	320,803	15,868,279
Automobile and other secured loans	3,238,977	407,569	271,901	3,918,447
Personal loans	24,848,123	3,872,005	2,567,411	31,287,539
Credit card loans	26,960,062	2,673,520	1,428,481	31,062,063
Foreign Trade Loans	9,859,886	2,196,320	1,697,453	13,753,659
Other financings	3,601,638	242,459	83,122	3,927,219
Other receivables from financial transactions	3,058,661	40,314	113,308	3,212,283
Receivables from financial leases	5,813,309	411,487	46,063	6,270,859
Subtotal	145,064,809	12,300,391	8,156,948	165,522,148
Allowances for loan losses	(1,825,277)	(2,642,379)	(5,580,163)	(10,047,819)
Total	143,239,532	9,658,012	2,576,785	155,474,329

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2020
Promissory notes	27,514,098	922,027	220,763	28,656,888
Unsecured corporate loans	18,728,720	1,197,805	3,561,404	23,487,929
Overdrafts	3,071,077	240,830	457,154	3,769,061
Mortgage loans	11,916,818	3,197,483	1,576,581	16,690,882
Automobile and other secured loans	1,852,825	471,548	531,734	2,856,107
Personal loans	28,749,130	2,192,557	941,892	31,883,579
Credit card loans	26,294,177	2,776,595	587,386	29,658,158
Foreign Trade Loans	14,427,056	2,392,460	2,870,700	19,690,216
Other financings	4,971,812	1,095,063	246,489	6,313,364
Other receivables from financial transactions	3,843,013	51,000	90,114	3,984,127
Receivables from financial leases	4,252,607	328,028	230,669	4,811,304
Subtotal	145,621,333	14,865,396	11,314,886	171,801,615
Allowances for loan losses	(2,801,943)	(3,001,823)	(6,912,633)	(12,716,399)
Total	142,819,390	11,863,573	4,402,253	159,085,216

Summary of changes in gross carrying amount and corresponding expected credit losses

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	145,621,333	14,865,396	11,314,887	171,801,616	2,801,943	3,001,823	6,912,635	12,716,401
Transfers
1 to 2	(2,706,703)	2,706,703	—	—	(143,762)	738,400	—	594,638
1 to 3	(1,669,225)	—	1,669,225	—	(213,280)	—	2,489,899	2,276,619
2 to 3	—	(345,905)	345,905	—	—	(214,718)	395,987	181,269
2 to 1	2,472,284	(2,472,284)	—	—	28,625	(371,684)	—	(343,059)
3 to 2	—	436,312	(436,312)	—	—	102,955	(427,790)	(324,835)
3 to 1	549,224	—	(549,224)	—	(799)	—	(289,617)	(290,416)
Net changes of financial assets	1,103,670	(2,208,067)	874,515	(229,882)	786,772	284,880	1,701,582	2,773,234
Write-Offs	(1,460,146)	(927,797)	(5,217,593)	(7,605,536)	(1,460,146)	(927,797)	(5,217,593)	(7,605,536)
Exchange Differences and Others	1,154,372	246,032	155,546	1,555,950	25,924	28,520	15,060	69,504
Gross carrying amount at December 31, 2021	145,064,809	12,300,390	8,156,949	165,522,148	1,825,277	2,642,379	5,580,163	10,047,819

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	171,911,741	9,571,995	13,247,969	194,731,705	3,298,489	1,723,489	8,852,772	13,874,750
Transfers
1 to 2	(4,852,066)	4,852,066	—	—	(176,175)	1,634,428	—	1,458,253
1 to 3	(2,330,308)	—	2,330,308	—	(54,807)	—	3,744,912	3,690,105
2 to 3	—	(1,277,483)	1,277,483	—	—	(335,559)	1,120,179	784,620
2 to 1	1,234,686	(1,234,686)	—	—	51,073	(188,137)	—	(137,064)
3 to 2	—	55,376	(55,376)	—	—	15,826	(59,281)	(43,455)
3 to 1	70,542	—	(70,542)	—	2,133	—	(68,147)	(66,014)
Net changes of financial assets	(23,213,643)	4,131,246	(80,391)	(19,162,788)	1,257,132	1,850,908	(689,803)	2,418,237
Write-Offs	(1,696,215)	(1,737,832)	(6,192,773)	(9,626,820)	(1,696,216)	(1,737,831)	(6,192,773)	(9,626,820)
Exchange Differences and Others	4,496,596	504,714	858,209	5,859,519	120,314	38,699	204,776	363,789
Gross carrying amount at December 31, 2020	145,621,333	14,865,396	11,314,887	171,801,616	2,801,943	3,001,823	6,912,635	12,716,401

Summary of financial assets

		Allowances
	Gross	for loans		Fair value of
Credit Impaired loans	exposure	losses	Book value	collateral
Overdrafts	117,054	91,522	25,532	—
Financial Lease	46,062	28,345	17,717	28,720
Documents	173,348	89,361	83,987	856,145
Mortgage loans	320,803	180,769	140,034	11,928
Personal loans	2,567,411	2,423,057	144,354	—
Pledge loans	271,901	188,118	83,783	150,505
Credit cards	1,428,481	1,344,741	83,740	2,125
Other	3,231,888	1,234,251	1,997,637	1,451,123
Total	8,156,948	5,580,164	2,576,784	2,500,546

Summary of withdrawal financial assets from its balance sheet

	12.31.2021	12.31.2020
Balance at the beginning of the year	10,864,898	7,909,885
Additions	7,605,536	9,626,820
Disposals	(3,244,896)	(1,855,095)
Cash collection	(1,093,450)	(830,359)
Portfolio sales	(533,986)	(116,402)
Condonation	(1,617,460)	(908,334)
Exchange differences and other movements	(7,325,988)	(4,816,712)
Gross carrying amount	7,899,550	10,864,898